Note 7 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2015
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	For the year ended December 31,
	201 5	201 4
Tax expense at statutory rate - federal	(34.00)%	(34.00)%
State tax expense, net of federal benefit	(5.74)%	(5.74)
Valuation allowance	39.74%	39.74%
Tax expense at actual rate	-	-

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	For the year ended December 31,
	201 5	201 4
Deferred tax assets and liabilities:
Net operating loss carry forward	$40,430	$281
Valuation allowance	$(40,430)	$(281)
Net deferred tax assets	-	-